Retirement Plans - Schedule of Weighted-Average Assumptions Used to Measure Benefit Plan Obligations (Details)	Sep. 30, 2018	Sep. 30, 2017	Feb. 28, 2017	Sep. 30, 2016
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate			4.49%	4.04%
Pension Plan [Member] | United States [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.50%	4.09%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	3.00%	3.00%
Pension Plan [Member] | Foreign Plan [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.42%	3.26%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	2.67%	3.17%
Other Postretirement Benefits Plan [Member] | United States [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.50%	4.09%
Other Postretirement Benefits Plan [Member] | Foreign Plan [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	6.61%	6.51%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		7.37%